SCHEDULE OF LONG TERM DEBT (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total outstanding debt	$ 18,441	$ 22,312
Less current portion	(7,856)	(10,471)
Total long-term debt	10,585	11,841
Long Term Loans [Member]
Debt Instrument [Line Items]
Total outstanding debt	14,577	17,845
Long Term Leases [Member]
Debt Instrument [Line Items]
Total outstanding debt	$ 3,864	$ 4,467